SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Restricted cash
Restricted cash	¥ 1,786,832	$ 256,662	¥ 1,278,326
Pledged security
Restricted cash
Restricted cash	¥ 135,663	$ 19,487	¥ 34,979